Description of business (Details)	12 Months Ended
Dec. 31, 2014
Hoegh LNG Partners LP [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, State Country Name	Marshall Islands
Purpose	Holding Company
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, State Country Name	Marshall Islands
Purpose	Holding Company
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, State Country Name	United Kingdom
Purpose	Administration Services Company
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, State Country Name	Singapore
Purpose	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, State Country Name	Indonesia	[1]
Purpose	Owns PGN FSRU Lampung	[1]
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, State Country Name	Cayman Islands	[2]
Purpose	Owns GDF Suez Neptune	[2]
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, State Country Name	Cayman Islands	[2]
Purpose	Owns GDF Suez Cape Ann	[2]

[1]	PT Hoegh LNG Lampung is a variable interest entity, which is controlled by Hoegh LNG Lampung Pte. Ltd. and is, therefore, 100% consolidated in the consolidated and combined carve-out financial statements.
[2]	The remaining 50% interest in each joint venture is owned by Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co.